INCOME TAXES (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended					69 Months Ended	72 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Mar. 31, 2014
INCOME TAXES [Abstract]
Operating Losses	$ 270,015	$ 203,603	$ 14,319	$ 950,117	$ 227,562	$ 21,466	$ 36,316		$ 1,249,780	$ 1,519,795
Statutory tax rate				35.00%	35.00%
Net operating loss carryforwards, expiration date									Jan. 01, 2028